Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	May 12, 2017
Document Effective Date	May 14, 2017
Prospectus Date	May 14, 2017
Service Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPIFX
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIXFX